OPERATING SEGMENT - Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Segment results
Segment results	$ 2,680	Rp 38,533	Rp 43,902	Rp 39,172
Operating Segments
Segment results
Segment results		41,706	43,524	40,924
Adjustments and Eliminations
Segment results
Segment results		(3,173)	378	(1,752)
Operating loss of operating business		(798)	(786)	(339)
Other eliminations and adjustments		(2,063)	1,195	(1,390)
IFRS reconciliation		Rp (312)	Rp (31)	Rp (23)